Regulatory Capital (Regulatory Matters) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Nov. 12, 2015	Sep. 30, 2015	Apr. 10, 2015
Regulatory Matters [Line Items]
Common equity Tier 1 capital conservation buffer	2.50%
Tier 1 Leverage To Average Assets For Ally Bank	15.00%
assets greater than $50 billion	$ 50,000
Stock Repurchased During Period, Value	325		$ 5,925
Assets	158,581	$ 151,631	150,908
Insurance Operations [Member]
Regulatory Matters [Line Items]
Assets	7,053	7,190	$ 7,124
Statutory Accounting Practices, Statutory Amount Available for Dividend Payments without Regulatory Approval	$ 93
Ally Bank [Member]
Regulatory Matters [Line Items]
Common Equity Tier 1 Capital Required for Capital Adequacy to Risk-weighted Assets	4.50%
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	6.00%
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%
Tier 1 Leverage To Average Assets For Ally Bank	15.00%
Assets	$ 111,300	104,400
Cash Dividends Paid to Parent Company	525	1,800
FRB required reserve balance	$ 216	$ 313
Parent Company [Member]
Regulatory Matters [Line Items]
Common Equity Tier 1 Capital Required for Capital Adequacy to Risk-weighted Assets	4.50%
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	6.00%
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%
Minimum [Member] | Parent Company [Member]
Regulatory Matters [Line Items]
Tier One Leverage Capital Required for Capital Adequacy to Average Assets		3.00%
Maximum [Member] | Parent Company [Member]
Regulatory Matters [Line Items]
Tier One Leverage Capital Required for Capital Adequacy to Average Assets		4.00%
Series G Preferred Stock [Member]
Regulatory Matters [Line Items]
Preferred Stock, Redemption Amount	$ 1,295				$ 1,302	$ 1,300
Preferred Stock, Notice of Redemption				1,288,301
Series A Preferred Stock [Member]
Regulatory Matters [Line Items]
Stock Repurchased During Period, Value	$ 325